Description of business and basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2020
Description of business and basis of preparation of consolidated financial statements [abstract]
Description of business and basis of preparation of the consolidated financial statements

Note 2    Description of business and basis of preparation of the consolidated financial statements

2.1    Description of business

Orange provides B2C customers, businesses and other telecommunication operators with a wide range of services including fixed telephony and mobile telecommunications, data transmission and other value-added services, including mobile financial services. In addition to its role as a supplier of connectivity, the Group provides business services, primarily solutions in the fields of digital work, security and improvement of business line processes.

Telecommunication operator activities are regulated and dependent upon the granting of licenses, just as mobile financial service activities have their own regulations.

2.2    Basis of preparation of the financial statements

The consolidated financial statements were approved by the Board of Directors’ Meeting on February 17, 2021 and will be submitted for approval at the Shareholders’ Meeting on May 18, 2021.

The 2020 consolidated annual financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRSs) as endorsed by the European Union. Comparative figures are presented for 2019 and 2018 using the same basis of preparation.

The data are presented in millions of euros, without a decimal. Rounding to the nearest million may in some cases lead to non-significant discrepancies in the totals and subtotals shown in the tables.

For the reported periods, the accounting standards and interpretations endorsed by the European Union are similar to the compulsory standards and interpretations published by the International Accounting Standards Board (IASB) with the exception of the texts currently being endorsed, that have no effect on the Group accounts. Consequently, the Group financial statements are prepared in accordance with the IFRS standards and interpretations, as published by the IASB.

The principles applied to prepare the 2020 financial data are based on:

–  all the standards and interpretations endorsed by the European Union compulsory as of December 31, 2020;

–  options taken relating to date and methods of first application (see 2.3 below);

–  the recognition and measurement alternatives allowed by the IFRSs:

Standard		Alternative used
IAS 1	Accretion expense on operating liabilities (employee benefits, environmental liabilities and licenses)	Classification as financial expenses
IAS 2	Inventories	Measurement of inventories determined by the weighted average unit cost method
IAS 7	Interest paid and received dividends	Classification as net operating cash flows
IAS 16	Property, plant and equipment	Measurement at amortized historical cost
IAS 38	Intangible assets	Measurement at amortized historical cost
IFRS 3R	Non-controlling interests	At the acquisition date, measurement either at fair value or at the portion of the net identifiable asset of the acquired entity

–     accounting positions adopted by the Group in accordance with paragraphs 10 to 12 of IAS 8:

Topic	Note
Presentation of consolidated financial statements	Financial statements and segment information
Operating taxes and levies	11.1
Income taxes	11.2
Non-controlling interests:
change in ownership interest in a subsidiary and transactions with owners	4 and 15.6

In the absence of any accounting standard or interpretation, management uses its judgment to define and apply an accounting policy that will result in relevant and reliable information, such that the financial statements:

–  fairly present the Group’s financial position, financial performance and cash flows;

–  reflect the economic substance of transactions;

–  are neutral;

–  are prepared on a prudent basis; and

–  are complete in all material respects.

2.3    New standards and interpretations applied from January 1, 2020

2.3.1      Interpretations and amendment of IFRS 16 "Leases"

The Group has applied IFRS 16 “Leases” since January 1, 2019. The accounting principles applied since 2019, and the disclosures regarding lease liabilities and right-of-use assets are described in Note 10.

IFRS IC decision on IFRS 16 lease term

The IFRS IC decision on the enforceable period of leases was implemented from December 31, 2020 for all leases falling within the scope of the final decision of the Interpretation Committee. This first-time application with retroactive effect to January 1, 2019 represents a change in accounting policy. The effect of this implementation is mainly limited to leases with indefinite terms and short notice periods and to contracts whose initial lease term was exceeded and in a situation of tacit renewal at the time of application of this conclusion of the IFRS IC.

The IFRS IC committee published a decision in December 2019 which specifies that it is not possible to use only the legal approach to determine the enforceable period of a contract, if the duration cannot be determined definitively at the origin of the contract. The committee considers that a lease contract remains enforceable as long as the lessee or the lessor would have to bear a loss or a more than insignificant penalty in case of termination of the contract. To determine the enforceable period of a lease, all economic aspects of the lease must be taken into account and not just contractual termination indemnities.

On the date of preparation of the 2019 consolidated annual financial statements, the Group had adopted, depending on the accounting positions and the implementation methods concerning assessment of the term of leases, a legal approach in a certain number of open-ended lease contracts with a notice period of less than 12 months, for which the Group applied the short-term exemption, in particular for leases of certain mobile sites.

In order to determine the reasonably certain terms to be applied to leases that are concerned by the IFRS IC decision, the Group has adopted a differentiated approach taking into account the nature of the underlying leased asset and/or the terms of the lease renewal for certain contracts.

For the majority of leases with indefinite terms benefiting from notice clauses of less than 12 months, the Group has adopted a period consistent with the time horizon in which the Group’s strategic investment decisions are made at the date of implementation of this IFRS IC decision. Where appropriate, the duration of these leases may be reassessed in order to take into account the Group’s strategic choices or technological developments related to the underlying assets covered by these leases.

Effects on the consolidated financial statements

The effects on the consolidated financial statements are presented in the tables below:

–  Effects on the consolidated income statement:

(in millions of euros)	Historical data	Effects of IFRS IC	Restated data
	2019 (1)	decision	2019

Revenue	42,238	—	42,238
External purchases	(17,897)	37	(17,860)
Other operating income	720	—	720
Other operating expenses	(599)	—	(599)
Labor expenses	(8,494)	—	(8,494)
Operating taxes and levies	(1,827)	—	(1,827)
Gains (losses) on disposal of fixed assets, investments and activities	277	—	277
Restructuring costs	(132)	—	(132)
Depreciation and amortization of fixed assets	(7,110)	—	(7,110)
Depreciation and amortization of financed assets	(14)	—	(14)
Depreciation and amortization of right-of-use assets	(1,239)	(35)	(1,274)
Reclassification of translation adjustment from liquidated entities	12	—	12
Impairment of goodwill	(54)	—	(54)
Impairment of fixed assets	73	—	73
Impairment of financed assets	—	—	—
Impairment of right-of-use assets	(33)	—	(33)
Share of profits (losses) of associates and joint ventures	8	—	8
Operating income	5,927	2	5,930
Cost of gross financial debt excluding financed assets	(1,108)	—	(1,108)
Interests on debts related to financed assets	(1)	—	(1)
Gains (losses) on assets contributing to net financial debt	5	—	5
Foreign exchange gain (loss)	76	—	76
Interests on lease liabilities	(122)	(6)	(129)
Other net financial expenses	15	—	15
Effects resulting from BT stake	(119)	—	(119)
Finance costs, net	(1,254)	(6)	(1,261)
Income taxes	(1,447)	1	(1,447)
Consolidated net income	3,226	(3)	3,222

(1)	Published data as of December 31, 2019

–  Effects on the consolidated statement of financial position:

(in millions of euros)	December 31,	Effects of	Effects of IFRS	January 1,	2019	Effects of IFRS	December 31,
	2018 historical	IFRS 16	IC decision	2019 restated	variation	IC decision	2019 restated
	data	application	January 1, 2019	data		on 2019	data
Assets
Property, plant and equipment	27,693	(574)	—	27,119	1,304	—	28,423
Right-of-use assets	—	6,349	443	6,792	(86)	(6)	6,700
Deferred tax assets	1,366	1,527	—	2,893	(1,902)	1	992
Total non-current assets	74,701	7,303	443	82,446	(688)	(5)	81,753
Prepaid expenses	571	(36)	—	536	195	—	730
Total current assets	21,891	(36)	—	21,855	3,132	—	24,987
Total assets	96,592	7,267	443	104,302	2,444	(5)	106,741

Liabilities
o/w reserves	(2,062)	2	—	(2,060)	987	(2)	(1,075)
o/w net income	1,954	—	—	1,954	3,006	(2)	3,004
o/w translation adjustment	15	—	—	15	64	(0)	79
Equity attributable to owners of the parent company	30,669	2	—	30,671	1,056	(2)	31,725
o/w reserves	2,357	—	—	2,357	97	(2)	2,452
o/w net income	204	—	—	204	220	(2)	218
o/w translation adjustment	237	—	—	237	14	(0)	251
Equity attributable to non-controlling interests	2,580	—	—	2,580	108	(2)	2,686
Total Equity	33,249	2	—	33,251	1,164	(3)	34,412
Non-current financial liabilities	26,749	(427)	—	26,322	6,826	—	33,148
Non-current lease liabilities	—	5,239	369	5,609	(14)	(2)	5,593
Non-current dismantling provisions	765	—	1	766	45	0	812
Non-current restructuring provisions	230	(112)	—	118	(23)	—	96
Deferred tax liabilities	631	1,525	—	2,156	(1,453)	—	703
Current lease liabilities	33,047	6,226	371	39,644	4,919	(2)	44,561
Current financial liabilities	7,270	(167)	—	7,103	(3,177)	—	3,925
Current lease liabilities	—	1,291	72	1,363	(24)	—	1,339
Trade payables	6,736	(39)	—	6,697	(15)	—	6,682
Current restructuring provisions	159	(31)	—	128	(7)	—	120
Other current liabilities	1,788	(15)	—	1,774	321	—	2,095
Total current liabilities	30,296	1,039	72	31,407	(3,640)	—	27,767
Total equity and liabilities	96,592	7,267	443	104,302	2,444	(5)	106,741

–  Effects on consolidated statement of cash flows :

(in millions of euros)	December 31, 2019	Effects of IFRS IC	December 31, 2019
	historical data	decision	restated data
Operating activities
Consolidated net income	3,226	(3)	3,222
Non-monetary items and reclassified items for presentation
Depreciation and amortization of right-of-use assets	1,239	35	1,275
Finance costs, net	1,254	6	1,261
Other net cash out
Interest paid and interest rates effects on derivatives, net	(1,312)	(6)	(1,318)
Net cash provided by operating activities (a)	10,159	31	10,190
Investing activities
Net cash used in investing activities (b)	(9,370)	—	(9,370)
Financing activities
Repayments of lease liabilities	(1,398)	(31)	(1,429)
Net cash used in financing activities (c)	55	(31)	24
Net change in cash and cash equivalents (a) + (b) + (c)	844	—	844

Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance	5,634	—	5,634
Cash change in cash and cash equivalents	844	—	844
Non-cash change in cash and cash equivalents	3	—	3
Cash and cash equivalents in the closing balance	6,481	—	6,481

Accounting for rent adjustments granted by lessors in the context of Covid-19

On May 28, 2020, the IASB published an amendment to IFRS 16 relating to rent concessions in the context of the Covid-19 crisis, effective from June 1, 2020. The effect of this amendment, which gives tenants the possibility of recognizing eligible Covid-19-related rent concessions as if they were not lease modifications, is not significant for the Group.

2.3.2      Amendment to IFRS 3 "Definition of a business"

This amendment clarifies the definition of a business and aims to help those preparing financial statements to determine whether an acquisition should be recognized as a business combination or an asset acquisition. This amendment will apply to all acquisitions made from January 1, 2020. These changes relate to the definition of a business:

–  the business must include inputs and a substantive process that together significantly contribute to the ability to create outputs;

–  the scope is limited to goods and services provided to customers and to income from ordinary activities and not to dividends, cost reductions or any other direct economic benefits for investors and possibly other third parties.

This amendment had no effect on the Group’s consolidated financial statements at December 31, 2020 and the Group will take these new provisions into account when making future acquisitions.

2.3.3      Amendments to IAS 1 and IAS 8 "Materiality"

Amendments to IAS 1 and IAS 8, applicable since January 1, 2020, improve the definition of “material” in order to determine whether information should be provided in the financial statements, or whether the way in which it is communicated has the same effect as if it had not been communicated. The Group considers that the judgment applied in the choice of information provided in its notes to the consolidated financial statements meets the provisions of the amendments published by the IASB.

2.4    Main standards and interpretations compulsory after December 31, 2020 with no early application elected by the Group

2.4.1      Amendment to IAS 1: Classification of liabilities as current or non-current

The amendments to the standard clarify the current requirements of IAS 1 on the classification of liabilities in an entity’s balance sheet. These amendments are not expected to have a significant impact on the Group’s statement of financial position. However, the implementation of these amendments could lead to the reclassification of certain liabilities from current to non-current, and vice versa. The date of entry into force of these amendments is January 1, 2023.

2.4.2      Amendment to IAS 16: Proceeds before intended use

The amendment clarifies that an entity is not permitted to recognize any revenue from the sale of items produced as a deduction from the cost of the fixed asset while preparing the asset for its intended use. The proceeds from selling such items are recognized in profit or loss. The amendment is applicable from January 1, 2022.

2.4.3      Amendment to IAS 37: Onerous contracts – cost of fulfilling a contract

The clarifications provided by the amendment concern the incremental costs of fulfilling an onerous contract to be taken into account in the provision, namely the costs of direct labor and materials and the allocation of other costs directly related to the contract, for example the depreciation expense relating to a fixed asset used in fulfilling the contract. The amendment is applicable from January 1, 2022.

2.4.4      Amendment to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 relating to interest rate benchmark reform phase 2

The amendments to the standards for this phase 2 provide in particular practical expedients for the modification of financial instruments or leases related to the IBOR reform. For debt instruments affected by the IBOR reform, it will not be necessary to apply the provisions of IFRS 9 to determine whether the modification of the instrument is substantial. These amendments propose that modifications to financial instruments related to the reform be treated prospectively as an update to the interest rate with no impact on profit or loss. With regard to hedge accounting, the amendments introduce an exemption allowing hedge accounting to be maintained despite the change in future cash flows impacted by the change in rates due to the reform.

The amendments add new disclosures on the effects of the change in rates on contractual cash flows impacting financial assets and liabilities, lease assets and liabilities and hedge accounting.

Discussions with the counterparties to negotiate the replacement of the indices with the new ones are ongoing. At December 31, 2020, the Group’s exposure to financial instruments indexed to variable rates and maturing after the reform’s implementation date is mainly summarized as follows:

–  perpetual bonds redeemable for shares (French acronym TDIRA) for a nominal amount of 633 million euros;

–  cross-currency swaps with a nominal value of 348 million euros; and

–  interest rate swaps with a nominal value of 573 million euros.

The analysis of leases that may be affected by the reform is underway. The amendments are applicable from January 1, 2021.

2.5    Accounting policies, use of judgment and estimates

The accounting policies are presented within each note to which they refer. In summary:

Note	Topic	Accounting policies	Judgments and estimates (1)
1	Segment information	X
4	Changes in the scope of consolidation, takeovers (business combinations), internal transfer of consolidated shares, assets held for sale	X	X
5.1	Revenue	X	X
5.3	Trade receivables	X
5.4	Customer contract net assets and liabilities, costs of obtaining a contract and costs to fulfill a contract, unfulfilled performance obligations	X
5.6	Submarine cable consortiums, Orange Money	X
5.7	Related party transactions	X
6.1	Advertising, promotion, sponsoring, communication and brand marketing costs	X
6.2	Litigation, acquisition and integration costs	X	X
6.3	Restructuring costs	X	X
6.4	Broadcasting rights and equipment inventories	X
6.6	Trade payables (goods and services)	X	X
7.2	Employee benefits	X	X
7.3	Employee share-based compensation	X
8	Goodwill, impairment of goodwill	X	X
9.2	Depreciation and amortization	X
9.3	Impairment of non-current assets	X	X
9.4	Other intangible assets	X	X
9.5	Property,plant and equipment financial liabilities	X	X
9.6	Fixed assets payables	X	X
9.7	Dismantling provisions	X	X
10	Leases	X	X
10.1	Right-of-use assets	X
10.2	Lease liabilities	X	X
11.1	Operating taxes and levies	X
11.2	Income taxes	X	X
12	Interests in associates and joint ventures	X	X
13.3	Net financial debt	X	X
13.3	Cash and cash equivalents, bonds, bank loans and loans from multilateral lending institutions	X
13.4	Perpetual bonds redeemable for shares (TDIRA)	X	X
13.7	Financial assets (telecom activities)	X	X
13.8	Derivatives (telecom activities)	X
14.8	Fair value of financial assets and liabilities (telecom activities)	X	X
15.2	Treasury shares	X
15.4	Subordinated notes, equity component of perpetual bonds redeemable for shares (TDIRA)	X	X
15.5	Translation adjustments	X
15.6	Non-controlling interests	X
15.7	Earnings per share	X
17.1	Financial assets and liabilities of Mobile Financial Services	X
17.1.1	Financial assets related to Orange Bank activities	X	X
17.2.5	Fair value of financial assets and liabilities of Orange Bank		X
18	Litigation		X

(1)	See Notes 2.5.1 and 2.5.2

2.5.1      Use of judgment

In addition to the alternatives or accounting positions mentioned above in 2.2, Management exercises judgment in order to define the accounting policies for certain transactions:

Topic		Nature of accounting judgment
Notes 4 and 20	Control

Requiring judgment in certain circumstances with respect to the existence or not of the control

Continuous control assessment which can affect the scope of consolidation, as for instance when a shareholders’ agreement is revised or terminated, or when protective rights turn into substantive rights

Note 5	Revenue	Splitting transaction price between mobile and service Identification of distinct or non-distinct performance obligations
Notes 6, 11 and 18	Purchases and other expenses, tax and litigation

Litigation and tax: measurement of technical merits of the interpretations and legislative positions and qualification of the facts and circumstances

Onerous supplier contracts: trigger event, nature of unavoidable costs

Note 6	Purchases and other expenses	Reverse factoring: distinguishing operating debt and financial debt
Note 9	Fixed assets	Qualifying network, sites or equipment sharing among operators as joint operations
Note 10	Leases

Determination of the non-cancellable lease term and assessment of the exercise or not of termination, extension and purchase option

Separation of service and lease components of leases

"TowerCos" arrangements: electing the unit of account (tower or used space) and analyzing the arrangements in order to determine whether they contain a lease

Notes 13 and 15	Financial assets and liabilities and net finance costs Equity	Distinguishing equity and debt: assessing specific contractual clauses

2.5.2      Use of estimates

In preparing the Group’s consolidated annual financial statements, Orange’s management makes estimates, insofar as many elements included in the financial statements cannot be measured precisely. Management revises these estimates if the underlying circumstances evolve or in light of new information or more experience. Consequently, the estimates made at December 31, 2020 may subsequently be changed. The consequences of the health crisis on the economic environment have led the Group’s management to review some of its estimates (see Note 3).

Topic		Key sources of estimates on future income and/or cash flows
Note 5	Revenue	Deciding duration of legally binding rights and obligations
Notes 6, 11 and 18	Risk of resources outflow linked to claims and litigation and to tax legislation Onerous contracts	Underlying assumptions of the assessment of legal and fiscal positions Identifying and releasing of uncertain legal and tax positions Underlying assumptions of the assessment
Notes 8.3, 8.4, 9.3, 9.4, 9.5 and 12	Measurement of the recoverable values for the impairment tests (goodwill, tangible and intangible assets, investments accounted for under the equity method)

Sensitivity to discount rates, perpetual growth rate and business plans’ assumptions which affect the expected cash flows (revenues, EBITDAaL and investments)

Assessing the competitive, economic and financial environment of the countries where the Group operates

Note 11.2	Measurement of the recoverable value of deferred tax assets	Assessing the deferred tax assets’ recovery timeline when a tax entity reverts to profitability or when the tax legislation limits the use of tax loss carryforward
Note 9	Fixed assets

Assessing assets’ useful life according to the change in the technological, regulatory or economic environment (notably the migration from the copper local loop into fiber and other greater bandwidth technologies, radio technology migration)

Provision for dismantling and restoring sites: dismantling timeframe, discount rate, expected cost

Note 10	Leases	Determination of the incremental borrowing rate of the lease when the implied interest rate is not identifiable in the lease Determination of the term of certain leases
Note 7.2	Employee benefits	Sensitivity to discount rates Sensitivity to sign-up rate senior plans
Notes 14 and 17	Fair value of financial assets and liabilities	Models, selection of parameters, fair value hierarchy, evaluation of non-performance risks

Furthermore, aside from the elements linked to the level of activity, income and future cash flows are sensitive to changes in financial market risks, notably interest rate and foreign exchange risks (see Note 13).